Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001503584
Entity Registrant Name	COSTAMARE INC.
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Document Type	6-K
Document Period End Date	Jun. 30, 2025
Entity File Number	001-34934
Entity Address, Address Line One	7 rue du Gabian
Entity Address, City or Town	MC
Entity Address, Postal Zip Code	98000
Entity Address, Country	MC